Note 13 - Subsequent Events (Details Textual) - USD ($)				1 Months Ended
	May 31, 2019	May 03, 2019	Apr. 30, 2019	May 31, 2019	May 30, 2019	Apr. 30, 2019	Mar. 31, 2019
Majority Investors [Member]
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Subsequent Event [Member]
Merger Agreement, Percentage Ownership in Combined Company, Acquirer		86.00%
Merger Agreement, Percentage Ownership in Combined Company, Acquiree		14.00%
Subsequent Event [Member] | Conversion of Notes into Series B Convertible Preferred Stock [Member]
Debt Conversion, Original Debt, Amount, Principal		$ 3,000,000
Debt Conversion, Original Debt, Amount, Cumulative Accrued Interest		$ 203,000
Subsequent Event [Member] | Conversion of Notes into Series B Convertible Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued		10,223,996
Subsequent Event [Member] | Majority Investors [Member]
Proceeds from Notes Payable, Total					$ 500,000	$ 2,000,000
Subsequent Event [Member] | Majority Investors [Member] | First Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total			$ 2,000,000			$ 2,000,000
Debt Instrument, Maturity Date						Apr. 26, 2020
Subsequent Event [Member] | Majority Investors [Member] | Second Note to Fund the Company's Operations [Member]
Proceeds from Notes Payable, Total	$ 500,000			$ 500,000
Debt Instrument, Maturity Date				May 29, 2020
Subsequent Event [Member] | Majority Investors [Member] | Notes to Fund the Company's Operations [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.00%			8.00%